Redeemable Convertible Preferred Stock - A Place For Rover INC	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Redeemable Convertible Preferred Stock

12. Redeemable Convertible Preferred Stock

The Company had outstanding redeemable convertible preferred stock as follows (in thousands, except per share amounts):

	December 31, 2019
			Issuance
		Shares	Price	Net
	Shares	Issued and	Per	Carrying	Liquidation
	Authorized	Outstanding	Share	Value	Preference
Series A	8,710	8,710	$0.4647	$3,325	$4,048
Series B	14,104	14,104	0.6775	9,397	9,556
Series C	12,431	12,431	1.1665	14,596	14,500
Series D	7,677	7,677	2.0841	14,036	16,000
Series D-1	3,359	3,359	2.0841	6,981	7,000
Series E	11,021	11,021	3.6294	39,906	40,000
Series F	11,772	11,772	5.5215	64,833	65,000
Series G	18,537	18,415	$7.5285	137,291	138,636
Total	87,611	87,489		$290,365	$294,740

	December 31, 2020
			Issuance
		Shares	Price	Net
	Shares	Issued and	Per	Carrying	Liquidation
	Authorized	Outstanding	Share	Value	Preference
Series A	8,710	8,710	$0.4647	$3,325	$4,048
Series B	14,104	14,104	0.6775	9,397	9,556
Series C	12,431	12,431	1.1665	14,596	14,500
Series D	7,677	7,677	2.0841	14,036	16,000
Series D-1	3,359	3,359	2.0841	6,981	7,000
Series E	11,021	11,021	3.6294	39,906	40,000
Series F	11,772	11,772	5.5215	64,833	65,000
Series G	18,537	18,423	$7.5285	137,353	138,698
Total	87,611	87,497		$290,427	$294,802

Financing Rounds of Preferred Stock

In November 2019, 482,000 shares or $3.6 million of the Series G preferred stock holdback, discussed in Note 3—Business Combinations, were released to former stockholders of DogBuddy. In February 2020, 8,000 shares or $0.1 million of the Series G preferred stock holdback were released to former stockholders of DogBuddy.

Preferred Stock Provisions

Dividends

In any calendar year, the holders of outstanding shares of redeemable convertible preferred stock (Series A, B, C, D, D-1, E, F and G) shall be entitled to receive dividends when, as and if declared by the board of directors, out of any assets legally available for distributions at the time, at the dividend rate specified for such shares of preferred stock payable in preference and priority to any declaration or payment of any distribution on common stock of the Company in such calendar year. No distributions shall be made with respect to the common stock unless dividends on the preferred stock have been declared in accordance with the preferences and all declared dividends on the preferred stock have been paid or set aside for payment to the holders of preferred stock. The right to receive dividends on shares of preferred stock shall not be cumulative, and no right to dividends shall accrue to holders of preferred stock by reason of the fact that dividends on said shares are not declared or paid. Payment of any dividends to the holders of preferred stock shall be on a pro rata, pari passu basis in proportion to the dividend rates for each series of preferred stock. No additional dividends shall be declared on a series of preferred stock unless a pro rata per share amount is declared on each other series of preferred stock.

Liquidation Preference

The liquidation preference of the Company’s preferred stock is: Series A Liquidation Preference at $0.4647 per share; Series B Liquidation Preference at $0.6775 per share; Series C Liquidation Preference at $1.1665 per share; Series D Liquidation Preference at $2.0841 per share; Series D-1 Liquidation Preference at $2.0841 per share; Series E Liquidation preference at $3.6294 per share; Series F Liquidation at $5.5215 per share; and Series G Liquidation Preference at $7.5285 per share.

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of the preferred stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of the common stock by reason of their ownership of such stock, (1) with respect to Series A preferred stock, an amount per share equal to the Series A Liquidation Preference plus any declared but unpaid dividends on such shares of Series A preferred stock, or such lesser amount as may be approved by the holders of the majority of the outstanding shares of Series A preferred stock; (2) with respect to Series B preferred stock, an amount per share equal to the Series B Liquidation Preference plus any declared but unpaid dividends on such shares of Series B preferred stock, or such lesser amount as may be approved by the holders of the majority of the outstanding shares of Series B preferred stock; (3) with respect to Series C preferred stock, an amount per share equal to the Series C Liquidation Preference plus any declared but unpaid dividends on such shares of Series C preferred stock, or such lesser amount as may be approved by the holders of the majority of the outstanding shares of Series C preferred stock; (4) with respect to Series D preferred stock, an amount per share equal to the Series D Liquidation Preference plus any declared but unpaid dividends on such share of Series D preferred stock, or such lesser amount as may be approved by the holders of the majority of the outstanding shares of Series D preferred stock; (5) with respect to Series D-1 preferred stock, an amount per share equal to the Series D-1 Liquidation Preference plus any declared but unpaid dividends on such shares of Series D-1 preferred stock, or such lesser amount as may be approved by the holders of the majority of the outstanding shares of Series D-1 preferred stock; (6) with respect to Series E preferred stock, an amount per share equal to the Series E Liquidation Preference plus any declared but unpaid dividends on such shares of Series E preferred stock, or such lesser amount as may be approved by the holders of the majority of the outstanding shares of Series E preferred stock; (7) with respect to the Series F preferred stock, an amount per share equal to the Series F Liquidation Preference plus any declared but unpaid dividends on such shares of Series F preferred stock, or such lesser amount as may be approved by the holders of at least 56% of the then outstanding shares of Series F preferred stock; and (8) with respect to the Series G preferred stock, an amount per share equal to the Series G Liquidation Preference plus any declared but unpaid dividends on such shares of Series G preferred stock, or such lesser amount as may be approved by the holders of at least two-thirds of the outstanding shares of Series G preferred stock. If upon the liquidation, dissolution or winding up of the Company, the assets of the Company’s legally available for distribution to the holders of the preferred stock are insufficient to permit the payment of the full amounts to such holders, then all of the assets of the Company’s legally available for distribution shall be distributed to the holders of preferred stock on pari passu basis in proportion to the preferential amount each such holder otherwise would have been entitled to receive in connection with the full payment of the preferential amounts.

The preferred stock agreements contain provisions that, in the event of a change in the control of the Company, give the holders of the series of redeemable convertible preferred stock the right to receive a cash distribution equal to the liquidation preference on the redeemable convertible preferred stock. Due to these redemption characteristics, which are not solely within the Company’s control, the redeemable convertible preferred stock has been presented within the mezzanine section on the consolidated balance sheets. The Company does not adjust the carrying values of the redeemable convertible preferred stock to its deemed liquidation values since a liquidation event was not probable at any of the balance sheet dates. Subsequent adjustments to increase or decrease the carrying values to the ultimate liquidation values will be made only if and when it becomes probable that such a liquidation event will occur.

Conversion

Each share of preferred stock shall be convertible, at the option of the holder thereof, at any time after the date of issuance of such share, into that number of fully-paid, nonassessable shares of common stock determined by dividing the original issue price for the relevant series by the conversion price for such series. The current conversion ratio is on a 1:1 basis for Series A, Series B, Series C, Series D, Series D-1, Series E, Series F and Series G preferred stock.

The conversion ratio shall be subject to appropriate adjustments for stock splits, stock dividends, combinations, subdivisions, or recapitalization events. In addition, if the Company should issue preferred stock or common stock without consideration or for a consideration per share less than the conversion price for the redeemable convertible preferred stock, the conversion price for each series shall automatically be adjusted in accordance with anti-dilution provisions contained in the Company’s amended and restated certificate of incorporation.

As of December 31, 2019 and 2020, the applicable conversion price for each series of redeemable convertible preferred stock was the respective original issue price.

Automatic Conversion

Each share of preferred stock shall automatically be converted into fully-paid, nonassessable shares of common stock at the then effective conversion rate for such share: (1) immediately prior to the Effective Time of the first amended and restated certificate of incorporation filed by the Company with the Secretary of State of the State of Delaware after such time that a registration statement filed by the Company under the Securities Act of 1933, as amended, with the Securities and Exchange Commission is declared effective in connection with a firm commitment underwritten initial public offering for securities traded on the New York Stock Exchange, the NYSE American, Nasdaq market or another internationally recognized exchange, provided that the aggregate gross proceeds to the Company are not less than $50.0 million; or (2) in the case of the Series A, Series B, Series C and Series D-1 preferred stock (together, the “Additional Preferred Stock”), upon the receipt by the Company of a written request for such conversion from the holders of at least 70% of the then outstanding Additional Preferred Stock voting together as a single class on an as-converted to Common Stock basis, or in the case of Series D Preferred Stock, upon the receipt by the Company of a written request for such conversion from the holders of at a majority of the Series D preferred stock then outstanding, voting together as a separate class, or in the case of Series E preferred stock, upon the receipt by the Company of a written request for such conversion from the holders of at least a majority of the Series E preferred stock then outstanding, voting together as a separate class, or in the case of Series F preferred stock, upon the receipt by the Company of a written request for such conversion from the holders of at least 56% of the Series F preferred stock then outstanding, voting together as a separate class, or in the case of Series G preferred stock, upon the receipt by the Company of a written request for such conversion from the holders of at least two-thirds of the Series G preferred stock then outstanding, voting together as a separate class, in any case if later, the effective date for conversion specified in any such requests.

Voting

Each holder of preferred stock shall be entitled to the number of votes equal to the number of shares of common stock into which the shares of preferred stock held by such holder could be converted.

Redemption

Except in the case of a liquidation event, the preferred stock is not redeemable, in whole or in part.

Redeemable Convertible Preferred Stock

9. Redeemable Convertible Preferred Stock

The Company had outstanding redeemable convertible preferred stock as of December 31, 2020 and June 30, 2021 as follows (in thousands, except per share amounts):

			Issuance
		Shares	Price	Net
	Shares	Issued and	Per	Carrying	Liquidation
	Authorized	Outstanding	Share	Value	Preference
Series A	8,710	8,710	$0.4647	$3,325	$4,048
Series B	14,104	14,104	0.6775	9,397	9,556
Series C	12,431	12,431	1.1665	14,596	14,500
Series D	7,677	7,677	2.0841	14,036	16,000
Series D-1	3,359	3,359	2.0841	6,981	7,000
Series E	11,021	11,021	3.6294	39,906	40,000
Series F	11,772	11,772	5.5215	64,833	65,000
Series G	18,537	18,423	$7.5285	137,353	138,698
Total	87,611	87,497		$290,427	$294,802

The preferred stock agreements contain provisions that, in the event of a change in the control of the Company, give the holders of the series of redeemable convertible preferred stock the right to receive a cash distribution equal to the liquidation preference on the redeemable convertible preferred stock. Due to these redemption characteristics, which are not solely within the Company’s control, the redeemable convertible preferred stock has been presented within the mezzanine section on the condensed consolidated balance sheets. The Company does not adjust the carrying values of the redeemable convertible preferred stock to its deemed liquidation values since a liquidation event was not probable at any of the balance sheet dates. Subsequent adjustments to increase or decrease the carrying values to the ultimate liquidation values will be made only if and when it becomes probable that such a liquidation event will occur.